Derivative instruments - Secured Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	$ 84,665	$ 33,908
Securities lending	997	2,186
Total borrowings	85,662	36,094
Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	81,615	31,308
Securities lending	997	2,186
Total borrowings	82,612	33,494
Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	300
Securities lending	0	0
Total borrowings	0	300
30 days or more
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	3,050	2,300
Securities lending	0	0
Total borrowings	3,050	2,300
U.S. Treasury
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	76,822	26,894
U.S. Treasury | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	76,822	26,883
U.S. Treasury | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	11
U.S. Treasury | 30 days or more
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
U.S. government agencies
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	759	750
Securities lending	7	72
U.S. government agencies | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	759	570
Securities lending	7	72
U.S. government agencies | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	180
Securities lending	0	0
U.S. government agencies | 30 days or more
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Securities lending	0	0
Agency RMBS
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	3,188	2,683
Agency RMBS | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	3,184	2,574
Agency RMBS | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	109
Agency RMBS | 30 days or more
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	4	0
Corporate bonds
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	1,829	1,425
Corporate bonds | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	416	373
Corporate bonds | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Corporate bonds | 30 days or more
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	1,413	1,052
Other debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	1,377	984
Securities lending	294	316
Other debt securities | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	271	253
Securities lending	294	316
Other debt securities | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Securities lending	0	0
Other debt securities | 30 days or more
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	1,106	731
Securities lending	0	0
Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	690	1,172
Securities lending	696	1,798
Equity securities | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	163	655
Securities lending	696	1,798
Equity securities | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	0	0
Securities lending	0	0
Equity securities | 30 days or more
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	527	517
Securities lending	$ 0	$ 0